Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current Assets
Cash	$ 55,873
Prepaid deposits	100,777	8,700
Total Current Assets	156,650	8,700
Property and Equipment, net	185,224	105,018
Total Assets	341,874	113,718	0
Current Liabilities
Accrued liabilities	22,500	19,181
Related party payables	57,062	56,277	270
Note payable, current portion	11,973
Total Current Liabilities	91,535	75,458
Note Payable	62,634
Total Liabilities	154,169	75,458	270
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, 292,000 shares, 300,000 shares and 0 shares issued and outstanding as of September 30, 2020 and March 31, 2020 and 2019, respectively	292	300
Common stock, $0.001 par value; 500,000,000 shares authorized, 8,419,700 shares, 19,100 shares and 16,600 shares issued and outstanding at September 30, 2020 and March 31, 2020 and 2019, respectively	8,420	19	17
Additional paid in capital	592,642	371,035	137,033
Accumulated deficit	(413,649)	(333,094)	(237,320)
Total Stockholders' Equity	187,705	38,260	(270)
Total Liabilities and Stockholders' Equity	$ 341,874	$ 113,718	$ 0